Revenue Disaggregation	12 Months Ended
Dec. 31, 2025
Revenue Disaggregation
Revenue Disaggregation

16. Revenue Disaggregation

Revenue by timing of recognition is analyzed as follows:

	For the Year Ended December 31,
	2023	2024	2025
Revenue recognized at a point in time	123,623,481	144,108,738	111,902,293
Including: Vehicle sales	120,294,667	138,538,092	106,683,100
Other sales and services	3,328,814	5,570,646	5,219,193
Revenue recognized over time	227,851	351,208	410,218
Total	123,851,332	144,459,946	112,312,511

Revenues arising from vehicle sales are recognized at a point in time when the control of the products are transferred to the customers. Revenues from other sales and services which are recognized at a point in time primarily include (i) non-warranty after-sales services, (ii) sales of charging stalls, goods from online store, parts and accessories, (iii) certain services under the Li Plus Membership, and (iv) commission service fee. In such instances, revenues are recognized at a point in time when the control of the products and services are transferred to the customers.

Certain revenue arising from other sales and services is recognized over time, primarily including vehicle internet connection services, OTA upgrades and certain services under the Li Plus Membership.